Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,858,000
Previously Paid Amount	0.00
Total Fee Amount	717.04
Total Offset Amount	0.00
Net Fee	717.04
Narrative - Max Aggregate Offering Price	$ 4,858,000
Final Prospectus	true